As filed with the Securities and Exchange Commission on September 1, 2006
================================================================================

                                           1933 Act Registration No. 333-125751
                                            1940 Act Registration No. 811-21774


                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, DC 20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
Pre-Effective Amendment No. __                                         [ ]
Post-Effective Amendment No. 19                                        [X]

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]
Amendment No. 19                                                       [X]

                     FIRST TRUST EXCHANGE-TRADED FUND
            (Exact name of registrant as specified in charter)

                     1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
           (Address of Principal Executive Offices) (Zip Code)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 241-4141

                    W. Scott Jardine, Esq., Secretary
                     First Trust Exchange-Traded Fund
                        First Trust Advisors L.P.
                     1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                 (Name and Address of Agent for Service)

                                 Copy to:
                            Eric F. Fess, Esq.
                          Chapman and Cutler LLP
                          111 West Monroe Street
                         Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
[X] on October 2, 2006 pursuant to paragraph (b) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of Registrant's Post-Effective Amendment No. 14 to its Registration
Statement until October 2, 2006. Parts A, B and C of Registrant's
Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 14 under the Investment Company Act of 1940, filed on June 21, 2006, are incorporated by reference herein.

                                SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lisle, in the State of Illinois, on the 1st day of September, 2006.

                                       FIRST TRUST EXCHANGE-TRADED FUND

                                       By: /s/ James A. Bowen
                                           ---------------------------------
                                           James A. Bowen, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                                                DATE

/s/ Mark R. Bradley       Treasurer, Controller and      September 1, 2006
------------------------  Chief Financial and
Mark R. Bradley           Accounting Officer

/s/ James A. Bowen        President, Chief Executive     September 1, 2006
------------------------  Officer, Chairman and Trustee
James A. Bowen


*/s/ Richard E. Erickson            )
------------------------  Trustee   )
Richard E. Erickson                 )

*/s/ Thomas R. Kadlec               )
------------------------  Trustee   )
Thomas R. Kadlec                    )

*/s/ Robert Keith                   )                    By: /s/ James A. Bowen
------------------------  Trustee   )                        -------------------
                                                             James A. Bowen
Robert Keith                        )                        Attorney-In-Fact
*/s/ Niel B. Nielson                )                        September 1, 2006
------------------------  Trustee   )
Niel B. Nielson                     )

* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Post-Effective Amendment No. 19 is filed, were previously executed and filed on June 21, 2006 as Exhibit (q) to Registrant's Registration Statement on Form N-1A (File No. 333-125751) and are incorporated herein by reference.


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